Basis of Presentation	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about Basis of Presentation [Abstract]
Basis of Presentation [Text Block]

2. Basis of Presentation

These amended and restated consolidated financial statements for the year‐ended December 31, 2019 have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB").  The consolidated financial statements for the years ended December 31, 2019 and 2018 were initial authorized for issue by the Board of Directors on July 31, 2020.  As a result of the restatement disclosed in Note 19, these consolidated financial statements have been amended and restated and authorized for issue by the Board of Directors on December 17, 2020.

Subsidiaries are entities controlled by RepliCel. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.  The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies.  Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions are eliminated in preparing the consolidated financial statements.  The accompanying amended and restated consolidated financial statements include the account of RepliCel Life Sciences Inc. and its wholly-owned subsidiary, Trichoscience Innovations Inc. ("Trichoscience").

The consolidated financial statements are presented in Canadian dollars, which is also the Company's functional currency, unless otherwise indicated.

The preparation of consolidated financial statements in compliance with IFRS requires management to make certain critical accounting estimates. It also requires management to exercise judgment in applying the Company's accounting policies. The areas involving a higher degree of judgment of complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in Note 3.

a) Continuance of Operations

These amended and restated consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will continue to realize its assets and discharge its obligations and commitments in the normal course of operations. At December 31, 2019, the Company is in the research stage, has accumulated losses of $36,578,042 since its inception and expects to incur further losses in the development of its business. The Company incurred a consolidated net loss of $3,004,159 during the year ended December 31, 2019. The Company will require additional funding to continue its research and development activities which may not be available, or available on acceptable terms. This will result in material uncertainties which casts substantial doubt about the Company's ability to continue as a going concern.

The Company's ability to continue as a going concern is dependent upon its ability to generate future profitable operations and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management has a plan in place to address this concern and intends to obtain additional funds by equity financing to the extent there is a shortfall from operations. While the Company is continuing its best efforts to achieve the above plans, there is no assurance that any such activity will generate funds for operations. See Note 18 -Events after the Reporting Date.

If the going concern assumptions were not appropriate for these amended and restated consolidated financial statements, then adjustments would be necessary to the carrying value of assets and liabilities, the reported net loss and the financial position classifications used.